Credit related Commitments and Contingent Liabilities - Credit Related Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Credit related Commitments and Contingent Liabilities [Abstract]
Irrevocable lending commitments	€ 234,228	€ 217,949
Revocable lending commitments	51,599	56,356
Contingent liabilities	91,961	79,092
Total	€ 377,789	€ 353,397